Commitments and Contingencies (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 1,133
2021
2022
2023
2024
Thereafter	2,983
Total minimum lease payment	$ 4,116